GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

7.	GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amount of goodwill follow:

(Dollars in millions)	CASPI Segment	PCI Segment	Other Segments	Total

Reported balance at December 31, 2009	$309	$1	$5	$315
Additions	--	63	--	63
Adjustment for assets held for sale	--	--	(1)	(1)
Currency translation adjustments	(2)	--	--	(2)
Reported balance at December 31, 2010	$307	$64	$4	$375
Additions	1	33	1	35
Currency translation adjustments	--	(4)	--	(4)
Reported balance at December 31, 2011	$308	$93	$5	$406

As a result of the acquisitions during third quarter 2011, primarily Sterling and Scandiflex, and the purchase of Genovique during second quarter 2010, the Company recorded goodwill of $35 million and $63 million, respectively.  The remaining goodwill primarily consists of goodwill in the CASPI segment.

Included in the reported balance for goodwill are accumulated impairment losses of $44 million at December 31, 2011, December 31, 2010, and December 31, 2009.

Intangible assets include developed technology, customer lists, patents and patent licenses, and trademarks with a net book value of $101 million as of December 31, 2011 and $92 million as of December 31, 2010.  As a result of the acquisitions during third quarter 2011, primarily Sterling and Dynaloy, the Company recorded $22 million in intangible assets related to perpetual air emission credits and customer relationships.  As a result of the Genovique acquisition during second quarter 2010, the Company recorded $59 million in customer relationships, technology, and other intangible assets.  During fourth quarter 2010, the Company recognized an $8 million intangible asset impairment resulting from an environmental regulatory change impacting air emission credits remaining from the previously discontinued Beaumont, Texas industrial gasification project.  Intangible assets are included in other noncurrent assets.

Amortization expense of definite-lived intangible assets related to continuing operations was $4 million and $2 million for 2011 and 2010, respectively.  There was no amortization expense related to continuing operations for 2009.

See Note 3, "Acquisitions and Investments in Joint Ventures", for further details regarding the acquisitions of Genovique, Sterling, Scandiflex, and Dynaloy.